Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 500,246	$ 791,265
Additions	775,549	502,558
Recognized to revenue during the year	(355,230)	(791,214)
Exchange adjustment	38,438	(2,363)
Ending balance	$ 959,003	$ 500,246